Stockholders' Equity (10Q) (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	12 Months Ended
	Sep. 19, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Preferred stock, shares authorized		20,000,000	20,000,000	20,000,000
Preferred stock, shares issued
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares outstanding		24,269,047	24,269,047	10,928,099
Fair value of warrants	$ 614,049
Fair value assumption, expected volatility	113.70%
Fair value assumption, risk-free interest rate	2.29%
Fair value assumption, contractual term	7 years
Fair value assumption, dividend yield	0.00%
Agent Warrants [Member]
Warrants expiration duration		5 years
Percentage of warrants equal to diluted shares outstanding		2.00%
Fully diluted shares outstanding at the closing		2,500,000
Warrants issued to purchase number of common stock		699,037
Outstanding share, per share		$ 1.58
Fair value of warrants		$ 363,499
Fair value assumption, expected volatility		97.76%
Fair value assumption, risk-free interest rate		1.10%
Fair value assumption, contractual term		3 years
Fair value assumption, dividend yield		0.00%
Hankey Capital, LLC [Member]
Common shares issued for collateral on loan, shares		6,329,114	6,329,114